Deposits	12 Months Ended
Sep. 30, 2013
Deposits [Abstract]
Deposits

Note 7—Deposits

	September 30,
	2013		2012
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$28,488	—	$27,749	—
Interest bearing deposits	50,275	0.30%	47,365	0.39%

	78,763	0.19%	75,114	0.24%
Savings and club deposits	43,050	0.25%	41,791	0.25%
Certificates of deposit	90,499	1.37%	86,611	1.41%

	$212,312	0.71%	$203,516	.74%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2014	$39,131
2015	7,452
2016	27,936
2017	14,659
2018	1,321

$90,499

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $38.6 million and $37.1 million at September 30, 2013 and 2012, respectively. Deposits in excess of $250,000 are generally not insured by the FDIC.

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2013	2012
	(In thousands)
Demand deposits	$166	$184
Savings and club deposits	106	136
Certificates of deposit	1,200	1,592

	$1,472	$1,912